SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                         RULE 23C-2 NOTICE OF INTENTION
                              TO REDEEM SECURITIES

                                       OF

                              FLAHERTY & CRUMRINE/
                      CLAYMORE PREFERRED SECURITIES INCOME
                                FUND INCORPORATED
                      301 E. Colorado Boulevard, Suite 720
                               Pasadena, CA 91101

                                 (626) 795-7300

                                    under the

                         Investment Company Act of 1940

                    Investment Company Act File No. 811-21129



                  The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, and states that it is filing this notice with the Commission pursuant to permission granted by the Commission's staff fewer than 30 days prior to the date set for redemption.

(1)               TITLE OF THE CLASS OF SECURITIES OF FLAHERTY &
                  CRUMINE/CLAYMORE PREFERRED SECURITIES INCOME FUND INCORPORATED (THE "FUND") TO BE REDEEMED:

                  Auction Market Preferred Stock, Series M7 (CUSIP #338478209), Series T7 (CUSIP #338478308) Series W7 (CUSIP #338478407), Series TH7 (CUSIP #338478506), Series F7 (CUSIP #338478605), Series T28 (CUSIP
         #338478704) and Series W28 (CUSIP #338478803), par value $.01 per share, liquidation preference of $25,000 per share (the "Preferred Stock").

(2) DATE ON WHICH THE SECURITIES ARE TO BE CALLED OR REDEEMED:

                           SERIES           DATE

                           M7               May 27, 2008

                           T7               May 21, 2008

                           W7               May 22, 2008


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                           TH7              May 23, 2008

                           F7               May 27, 2008

                           T28              May 21, 2008

                           W28              June 5, 2008


(3) APPLICABLE PROVISIONS OF THE GOVERNING INSTRUMENT PURSUANT TO WHICH THE SECURITIES ARE TO BE CALLED OR REDEEMED:

                  The shares of Preferred Stock are to be redeemed pursuant to
         Part I, Articles 8(a) and 8(c), of the Fund's Articles Supplementary Establishing and Fixing the Rights and Preferences of Auction Market Preferred Stock.

(4) THE NUMBER OF SHARES TO BE REDEEMED AND THE BASIS UPON WHICH THE SHARES TO BE REDEEMED ARE TO BE SELECTED:

         The Fund intends to redeem, on a pro rata basis by series (as determined by the Depository Trust Company), the number of outstanding shares of Preferred Stock set forth below:

                           SERIES           NUMBER OF SHARES

                           M7               2,226

                           T7               2,226

                           W7               2,226

                           TH7              2,226

                           F7               2,226

                           T28              1,975

                           W28              1,975

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                                    SIGNATURE

     Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned, in the City of Pasadena and the State of California, on this 1st day of May 2008.


                                   FLAHERTY & CRUMRINE/
                                   CLAYMORE PREFERRED SECURITIES INCOME
                                   FUND INCORPORATED



                                   By:      /S/R. ERIC CHADWICK
                                   Name:    R. Eric Chadwick
                                   Title:   Chief Financial officer


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